Huntington Growth Allocation Fund
Huntington Growth Allocation Fund Fund Summary
Investment Objective
The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 74 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Huntington Growth Allocation Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Huntington Growth Allocation Fund Class A Shares
Management Fees		0.10%
Distribution (12b-1) Fees		0.25%
Other Expenses (including shareholder services fee)		0.60%
Acquired Fund Fees and Expenses		1.28%
Total Annual Fund Operating Expenses		2.23%
Fee Waivers and/or Expense Reimbursements	[1]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.90%
[1]	The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund's daily net assets through April 30, 2014. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Huntington Growth Allocation Fund Class A Shares	659	1,109	1,584	2,893

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the "Underlying Funds"); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund's portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund's portfolio to the Underlying Funds based on the Advisor's interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund's net asset value ("NAV") and returns include:

Advisor's Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund's assets among the Underlying Funds.

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund's portfolio will fluctuate based on changes in a company's financial condition and on market and economic conditions.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF's market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

For more information, please see "Principal Investment Strategies and Risks."
Performance: Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.
Risk/Return Bar Chart

Best Quarter Q3 2010 10.23% Worst Quarter Q3 2011 (13.04)%
Returns above do not include sales load. This table shows the Fund’s average annual total returns for periods ended December 31, 2012.
Average Annual Total Return Table (for the periods ended December 31, 2012)
Average Annual Total Returns Huntington Growth Allocation Fund		1 Year	Since Class Inception		Inception Date
Class A Shares	[1]	4.79%	6.60%	[2]	Jul. 31, 2009
Class A Shares Returns after taxes on distributions	[1][3]	2.26%	5.58%	[2]	Jul. 31, 2009
Class A Shares Returns after taxes on distributions and sales of Shares	[1][3]	5.62%	5.45%	[2]	Jul. 31, 2009
Standard and Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)	[4]	16.00%	13.76%	[2]	Jul. 31, 2009
Growth Allocation Indices Blend (GAIB) (reflects no deduction for fees, expenses or taxes)	[5]	13.65%	12.33%	[2]	Jul. 31, 2009
[1]	(with 4.75% sales charge)
[2]	Since July 31, 2009.
[3]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[4]	The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.
[5]	The GAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor's 500 Index (80%) and the Barclays U.S. Aggregate Bond Index (20%). The Barclays U.S. Aggregate Bond Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.